CAPITAL STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
CAPITAL STOCK

6. CAPITAL STOCK

As of September 30, 2023, the Company’s authorized stock consisted of 2,000,000,000 shares of common stock, with a par value of $0.001 per share. The Company is also authorized to issue 20,000,000 shares of preferred stock, with a par value of $0.001 per share. The rights, preferences and privileges of the holders of the preferred stock will be determined by the Board of Directors prior to issuance of such shares. See Note 5.

Common Stock

As of September 30, 2023 and December 31, 2022, the Company had 733,766,705 and 604,150,321 shares of common stock issued and outstanding, respectively.

During the nine months ended September 30, 2023, the Company issued a total of 129,616,384 shares of common stock for the conversion of $38,750 of principal of convertible notes payable and accrued interest payable of $2,221. In connection with the convertible debt conversions, the Company reduced derivative liabilities by $30,758. There was no gain or loss on settlement of debt due to the conversions occurring within the terms of the convertible notes.

During the nine months ended September 30, 2022, the Company issued a total of 253,151,188 shares of common stock: 234,417,855 shares in consideration for the conversion of $301,250 of principal of convertible notes payable and accrued interest payable of $17,799; 14,733,333 shares in the conversion of 221 shares of Series B preferred shares valued at $22,100 and 4,000,000 shares for services valued at $20,000. In connection with the convertible debt conversions, the Company reduced derivative liabilities by $230,186. There was no gain or loss on settlement of debt due to the conversions occurring within the terms of the convertible notes.

7. STOCKHOLDERS’ DEFICIT

As of December 31, 2022, the Company’s authorized stock consisted of 2,000,000,000 shares of common stock, with a par value of $0.001 per share. The Company is also authorized to issue 20,000,000 shares of preferred stock, with a par value of $0.001 per share. The rights, preferences, and privileges of the holders of the preferred stock will be determined by the Board of Directors prior to issuance of such shares.

Common Stock

As of December 31, 2022 and December 31, 2021, the Company had 604,150,321 and 276,383,093 shares of common stock issued and outstanding, respectively.

During the year ended December 31, 2022, the Company issued a total of 331,612,439 shares of common stock: 312,879,106 shares in consideration for the conversion of $345,000 of principal of convertible notes payable and accrued interest payable of $20,424; 14,733,333 shares in the conversion of 221 shares of Series B preferred shares valued at $22,100 and 4,000,000 shares for services valued at $20,000. In connection with the convertible debt conversions, the Company reduced derivative liabilities by $263,780. There was no gain or loss on settlement of debt due to the conversions occurring within the terms of the convertible notes.

During the year ended December 31, 2022, a lender returned 3,845,211 shares of the Company’s common stock, which shares were cancelled. The transaction was recorded at the $3,845 par value of the common shares.

During the year ended December 31, 2021, the Company issued a total of 143,045,532 shares of common stock: 76,063,187 shares in consideration for the conversion of $368,011 of principal of convertible notes payable and accrued interest payable of $34,505; 27,449,011 shares for services valued at $416,200; and 39,533,334 shares in the conversion of 593 shares of Series B Preferred Stock recorded at face value of $59,300. In connection with the convertible debt conversions, the Company settled derivative liabilities of $361,172. There was no gain or loss on settlement of debt due to the conversions occurring within the terms of the convertible notes.